Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Agreement shares	Dec. 31, 2019 CNY (¥) Agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 29, 2017 USD ($)	Aug. 04, 2017 USD ($)
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged		100.00%		100.00%
Puxin Education
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged	70.00%		70.00%
Number of other loan agreements | Agreement	6	3
Taiyuan Puxin Arts, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song as Joint Guarantors
Commitments And Contingencies [Line Items]
Debt instrument principle amount		¥ 384,100
Mr. Yunlong Sha as Guarantor
Commitments And Contingencies [Line Items]
Debt instrument principle amount	¥ 220,046
Mr. Yunlong Sha as Guarantor | Puxin Education
Commitments And Contingencies [Line Items]
Debt instrument principle amount	¥ 106,100	162,938
SPD Bank
Commitments And Contingencies [Line Items]
Debt instrument principle amount		408,600
Deposits amount		348,090		$ 50,000
Haitong
Commitments And Contingencies [Line Items]
Number of pledged shares mortgaged | shares	9,589,566
Puxin Education
Commitments And Contingencies [Line Items]
Number of other loan agreements | Agreement	6
Puxin Education | SPD Bank | Bank Borrowing Agreement
Commitments And Contingencies [Line Items]
Debt instrument principle amount	¥ 660,000
Puxin Education | SPD Bank | Current Portion of Restricted Cash Deposits Pledged | Bank Borrowing Agreement
Commitments And Contingencies [Line Items]
Deposits amount	514,496		$ 78,850
Dalian Pude
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged						100.00%
Guizhou Puxintian
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged						100.00%
Long bright Limited | Haitong | Puxin Limited
Commitments And Contingencies [Line Items]
Equity interests mortgaged						18.00%
Long bright Limited | CICC ALPHA | Puxin Limited
Commitments And Contingencies [Line Items]
Equity interests mortgaged					8.30%
Mr. Yunlong Sha | CICC ALPHA | Puxin Education
Commitments And Contingencies [Line Items]
Equity interests mortgaged					4.15%
Puxin Education | SPD Bank | Bank Borrowing Agreement
Commitments And Contingencies [Line Items]
Debt instrument principle amount	660,000	408,600
Deposits amount		¥ 348,090		$ 50,000
Puxin Education | Current Portion of Restricted Cash Deposits Pledged | SPD Bank | Bank Borrowing Agreement
Commitments And Contingencies [Line Items]
Debt instrument principle amount	500,000
Deposits amount	514,496		$ 78,850
Puxin Education | Buildings of Beijing Global Education Technology Co Ltd Pledged | SPD Bank | Bank Borrowing Agreement
Commitments And Contingencies [Line Items]
Collateral amount	¥ 160,000
Convertible Debt | Haitong
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $						$ 25,000
Convertible Debt | CICC ALPHA
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $					$ 23,000
Promissory Note | Haitong
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $						$ 25,000